Templeton Global Investment Trust
Statement of Investments, June 30, 2019 (unaudited)
Templeton Dynamic Equity Fund
		Industry	Shares	Value
	Common Stocks 89.0%
	Belgium 1.5%
	UCB SA	Pharmaceuticals	1,711	$141,840
	Canada 3.3%
	Husky Energy Inc.	Oil, Gas & Consumable Fuels	12,100	114,649
	Wheaton Precious Metals Corp.	Metals & Mining	8,165	197,431
				312,080
	China 6.3%
[a]	Baidu Inc., ADR	Interactive Media & Services	1,389	163,013
	China Longyuan Power Group Corp.	Independent Power & Renewable Electricity Producers	200,000	128,262
	China Mobile Ltd.	Wireless Telecommunication Services	23,206	211,351
	Kunlun Energy Co. Ltd.	Gas Utilities	105,000	91,531
				594,157
	Denmark 0.5%
	Vestas Wind Systems AS	Electrical Equipment	504	43,524
	France 7.7%
	BNP Paribas SA	Banks	2,761	131,094
	Cie Generale des Etablissements Michelin SCA	Auto Components	818	103,735
	Compagnie de Saint-Gobain	Building Products	2,338	91,102
	Credit Agricole SA	Banks	7,702	92,332
	Sanofi	Pharmaceuticals	528	45,566
	Total SA	Oil, Gas & Consumable Fuels	4,725	264,686
				728,515
	Germany 0.5%
	Bayer AG	Pharmaceuticals	620	42,953
	Hong Kong 4.3%
	AIA Group Ltd.	Insurance	24,200	260,984
	CK Asset Holdings Ltd.	Real Estate Management & Development	12,870	100,741
	CK Hutchison Holdings Ltd.	Industrial Conglomerates	4,500	44,354
				406,079
	Italy 0.9%
	UniCredit SpA	Banks	6,974	85,833
	Japan 6.3%
	IHI Corp.	Machinery	2,700	65,033
	Kirin Holdings Co. Ltd.	Beverages	900	19,395
	Panasonic Corp.	Household Durables	14,700	122,377
	Seven & i Holdings Co. Ltd.	Food & Staples Retailing	2,270	76,804
	Sumitomo Mitsui Financial Group Inc.	Banks	3,390	119,666
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	5,333	189,093
				592,368
	Netherlands 8.6%
	ING Groep NV	Banks	9,244	107,150
	NN Group NV	Insurance	4,217	169,711
	NXP Semiconductors NV	Semiconductors & Semiconductor Equipment	3,220	314,304
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Dynamic Equity Fund  (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Netherlands (continued)
[a]	QIAGEN NV	Life Sciences Tools & Services	5,300	$214,915
				806,080
	South Korea 8.3%
	Hana Financial Group Inc.	Banks	4,535	146,601
	KB Financial Group Inc.	Banks	2,687	106,487
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	7,278	295,665
	Shinhan Financial Group Co. Ltd.	Banks	5,971	231,730
				780,483
	Switzerland 4.8%
[a]	Alcon Inc.	Health Care Equipment & Supplies	626	38,645
	Novartis AG	Pharmaceuticals	3,133	286,204
	Roche Holding AG	Pharmaceuticals	435	122,354
				447,203
	Taiwan 2.0%
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	23,970	184,932
	United Kingdom 5.7%
	BP PLC	Oil, Gas & Consumable Fuels	13,640	95,029
	Kingfisher PLC	Specialty Retail	28,611	78,083
[a]	LivaNova PLC	Health Care Equipment & Supplies	450	32,382
	Prudential PLC	Insurance	9,209	200,686
	Vodafone Group PLC	Wireless Telecommunication Services	79,413	130,420
				536,600
	United States 28.3%
	Allergan PLC	Pharmaceuticals	700	117,201
	Ally Financial Inc.	Consumer Finance	4,797	148,659
	Apache Corp.	Oil, Gas & Consumable Fuels	2,200	63,734
	Capital One Financial Corp.	Consumer Finance	2,360	214,146
	Comcast Corp., A	Media	3,365	142,272
[a]	CommScope Holding Co. Inc.	Communications Equipment	3,200	50,336
	Coty Inc., A	Personal Products	4,546	60,916
	Eastman Chemical Co.	Chemicals	2,721	211,776
	Gilead Sciences Inc.	Biotechnology	1,450	97,962
	Jones Lang LaSalle Inc.	Real Estate Management & Development	1,018	143,222
	Kellogg Co.	Food Products	4,814	257,886
	The Kroger Co.	Food & Staples Retailing	1,931	41,922
	LyondellBasell Industries NV, A	Chemicals	1,321	113,778
	Newmont Goldcorp Corp.	Metals & Mining	3,148	120,704
	Oracle Corp.	Software	3,543	201,845
	Perrigo Co. PLC	Pharmaceuticals	259	12,334
	United Parcel Service Inc., B	Air Freight & Logistics	2,160	223,063
	Verizon Communications Inc.	Diversified Telecommunication Services	770	43,990
	Voya Financial Inc.	Diversified Financial Services	2,060	113,918
	Walgreens Boots Alliance Inc.	Food & Staples Retailing	3,113	170,188
  |  2

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Dynamic Equity Fund  (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Wells Fargo & Co.	Banks	2,417	$114,373
				2,664,225
	Total Common Stocks (Cost $8,836,407)			8,366,872

	Short Term Investments (Cost $935,057) 9.9%
	Money Market Funds 9.9%
	United States 9.9%
[b,c]	Institutional Fiduciary Trust Money Market Portfolio, 2.05%		935,057	935,057
	Total Investments (Cost $9,771,464) 98.9%			9,301,929
	Other Assets, less Liabilities 1.1%			100,643
	Net Assets 100.0%			$9,402,572

See Abbreviations on page 16.
[a]Non-income producing.
[b]See Note 5 regarding investments in affiliated management investment companies.
[c]The rate shown is the annualized seven-day effective yield at period end.
  |  3

Templeton Global Investment Trust
Statement of Investments, June 30, 2019 (unaudited)
Templeton Emerging Markets Small Cap Fund
		Industry	Shares	Value
	Common Stocks 95.2%
	Brazil 3.3%
	Arezzo Industria e Comercio SA	Textiles, Apparel & Luxury Goods	236,100	$3,083,304
	Duratex SA	Paper & Forest Products	3,747,000	11,521,733
	Grendene SA	Textiles, Apparel & Luxury Goods	3,067,836	6,225,057
[a,b]	Ser Educacional SA, 144A, Reg S	Diversified Consumer Services	902,500	5,834,320
	Wiz Solucoes e Corretagem de seguros SA	Insurance	983,685	2,797,002
				29,461,416
	China 18.7%
	Amvig Holdings Ltd.	Containers & Packaging	6,108,000	1,446,439
[c,d]	Baozun Inc., ADR	Internet & Direct Marketing Retail	416,505	20,766,939
	China Everbright Ltd.	Capital Markets	3,480,000	5,140,608
	Chinasoft International Ltd.	IT Services	8,008,000	3,936,269
	COSCO Shipping Ports Ltd.	Transportation Infrastructure	7,149,951	7,056,460
	Fanhua Inc., ADR	Insurance	201,020	6,728,139
[d]	Health & Happiness H&H International Holdings Ltd.	Food Products	4,268,300	24,231,371
	Huaxin Cement Co. Ltd., B	Construction Materials	9,416,474	21,827,387
	JNBY Design Ltd.	Textiles, Apparel & Luxury Goods	3,229,000	5,918,893
	Ju Teng International Holdings Ltd.	Electronic Equipment, Instruments & Components	17,608,000	4,237,379
[d]	Luye Pharma Group Ltd.	Pharmaceuticals	10,634,000	7,704,465
[c]	Noah Holdings Ltd., ADR	Capital Markets	214,154	9,112,253
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	787,000	8,129,759
	TravelSky Technology Ltd., H	IT Services	3,627,200	7,289,548
	Uni-President China Holdings Ltd.	Food Products	11,454,000	12,755,746
	Weifu High-Technology Co. Ltd., B	Auto Components	1,988,000	3,585,558
	Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	19,621,816	9,567,035
	Xtep International Holdings Ltd.	Textiles, Apparel & Luxury Goods	11,029,100	6,649,522
				166,083,770
	Czech Republic 1.0%
	Moneta Money Bank AS	Banks	2,567,132	8,790,251
	Egypt 2.0%
	Eastern Co SAE	Tobacco	5,233,095	4,841,396
	Egyptian International Pharmaceuticals EIPICO	Pharmaceuticals	669,304	3,165,768
[c]	Global Telecom Holding SAE	Wireless Telecommunication Services	15,222,239	4,384,369
	Integrated Diagnostics Holdings PLC	Health Care Providers & Services	1,049,430	5,194,679
				17,586,212
	Georgia 0.7%
	Georgia Healthcare Group PLC	Food & Staples Retailing	1,950,607	5,994,759
	Hong Kong 2.0%
	I.T Ltd.	Specialty Retail	12,576,295	5,296,367
	Luk Fook Holdings (International) Ltd.	Specialty Retail	3,888,000	12,193,314
				17,489,681
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  4

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund  (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Hungary 2.9%
	Richter Gedeon Nyrt	Pharmaceuticals	791,640	$14,581,853
[c]	Wizz Air Holdings PLC	Airlines	254,155	11,003,029
				25,584,882
	India 15.3%
	Apollo Tyres Ltd.	Auto Components	5,470,614	15,919,923
	Bajaj Holdings & Investment Ltd.	Diversified Financial Services	845,882	44,143,508
	Dalmia Bharat Ltd.	Construction Materials	364,920	5,545,778
[c]	Equitas Holdings Ltd.	Consumer Finance	3,113,000	5,420,097
	Federal Bank Ltd.	Banks	9,476,047	14,897,803
	Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	1,197,798	7,701,867
	JK Cement Ltd.	Construction Materials	761,388	11,061,935
	Redington India Ltd.	Electronic Equipment, Instruments & Components	5,749,387	9,084,782
	Tata Chemicals Ltd.	Chemicals	1,700,500	15,453,710
	Vardhman Textiles Ltd.	Textiles, Apparel & Luxury Goods	468,044	7,197,831
				136,427,234
	Indonesia 0.3%
	Hexindo Adiperkasa Tbk PT	Trading Companies & Distributors	13,008,000	2,817,517
	Malaysia 0.8%
	7-Eleven Malaysia Holdings Bhd.	Food & Staples Retailing	15,877,964	5,724,904
	Hartalega Holdings Bhd.	Health Care Equipment & Supplies	1,052,300	1,334,314
				7,059,218
	Mexico 1.4%
	Grupo Herdez SAB de CV	Food Products	4,483,374	9,599,943
	Nemak SAB de CV	Auto Components	6,720,300	3,153,000
				12,752,943
	Nigeria 0.1%
	UAC of Nigeria PLC	Food Products	45,432,007	831,811
	Pakistan 0.3%
	Habib Bank Ltd.	Banks	2,963,600	2,035,323
	United Bank Ltd.	Banks	434,000	392,163
				2,427,486
	Peru 1.0%
	Intercorp Financial Services Inc.	Banks	200,780	9,135,490
	Philippines 1.9%
	DMCI Holdings Inc.	Industrial Conglomerates	15,192,600	3,054,534
	International Container Terminal Services Inc.	Transportation Infrastructure	4,953,880	14,156,706
				17,211,240
	Poland 1.4%
	Amica SA	Household Durables	112,408	3,582,222
	Stock Spirits Group PLC	Beverages	3,181,741	8,909,637
				12,491,859
  |  5

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund  (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Russia 1.7%
[b,c]	Mail.Ru Group Ltd., GDR, Reg S	Interactive Media & Services	464,316	$11,849,344
[b]	TMK PAO, GDR, Reg S	Energy Equipment & Services	895,595	3,394,305
				15,243,649
	Saudi Arabia 1.1%
	Mouwasat Medical Services Co.	Health Care Providers & Services	426,140	10,215,179
	South Africa 0.4%
	Massmart Holdings Ltd.	Food & Staples Retailing	801,259	3,537,555
	South Korea 10.9%
	Cosmecca Korea Co. Ltd.	Personal Products	226,111	4,016,268
	Fila Korea Ltd.	Textiles, Apparel & Luxury Goods	312,143	20,693,699
	Hankook Technology Group Co. Ltd.	Diversified Financial Services	656,000	9,724,273
	Hans Biomed Corp.	Biotechnology	435,466	9,353,406
	Interojo Co. Ltd.	Health Care Equipment & Supplies	114,546	2,534,598
	Interpark Holdings Corp.	Internet & Direct Marketing Retail	170,863	356,660
	I-Sens Inc.	Health Care Equipment & Supplies	181,746	3,817,335
	Mando Corp.	Auto Components	377,931	9,636,597
	Medy-tox Inc.	Biotechnology	30,267	11,772,564
	Sebang Global Battery Co. Ltd.	Auto Components	238,646	8,818,190
	Silicon Works Co. Ltd.	Semiconductors & Semiconductor Equipment	291,623	10,851,358
	Vieworks Co. Ltd.	Health Care Equipment & Supplies	151,355	4,212,518
	Youngone Corp.	Textiles, Apparel & Luxury Goods	21,387	689,522
				96,476,988
	Sri Lanka 0.9%
	Hatton National Bank PLC	Banks	3,448,275	2,617,954
	Hemas Holdings PLC	Industrial Conglomerates	15,513,186	5,449,391
				8,067,345
	Taiwan 13.7%
	ADLINK Technology Inc.	Technology Hardware, Storage & Peripherals	4,328,797	5,358,944
	Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	581,400	7,469,727
	FIT Hon Teng Ltd.	Electronic Equipment, Instruments & Components	25,437,900	10,289,583
	Flytech Technology Co. Ltd.	Electronic Equipment, Instruments & Components	2,181,220	5,632,952
	Merida Industry Co. Ltd.	Leisure Products	3,007,100	17,812,733
	Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	3,234,000	18,060,624
	Pacific Hospital Supply Co. Ltd.	Health Care Equipment & Supplies	1,552,000	3,867,726
[c]	PChome Online Inc.	Internet & Direct Marketing Retail	2,081,035	7,591,095
[c]	PharmaEssentia Corp.	Biotechnology	2,369,200	9,215,850
	Primax Electronics Ltd.	Technology Hardware, Storage & Peripherals	9,138,100	15,958,784
	Shin Zu Shing Co. Ltd.	Machinery	1,793,000	6,742,995
	St. Shine Optical Co. Ltd.	Health Care Equipment & Supplies	537,000	9,551,520
	TTY Biopharm Co. Ltd.	Pharmaceuticals	1,626,900	4,443,016
				121,995,549
  |  6

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund  (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Thailand 2.1%
	Dynasty Ceramic PCL, fgn.	Building Products	23,444,540	$1,573,664
	Major Cineplex Group PCL, fgn.	Entertainment	5,920,300	5,642,515
	TISCO Financial Group PCL, fgn.	Banks	3,722,100	11,339,731
				18,555,910
	Turkey 2.8%
	DO & CO Restaurants & Catering AG	Hotels, Restaurants & Leisure	92,774	8,955,025
[c]	Mavi Giyim Sanayi Ve Ticaret AS, B	Textiles, Apparel & Luxury Goods	521,341	3,619,548
[e]	Pinar Sut Mamulleri Sanayii AS	Food Products	2,697,982	3,173,165
[c,e]	Reysas Gayrimenkul Yatirim Ortakligi AS	Equity Real Estate Investment Trusts (REITs)	24,575,397	3,310,561
	Soda Sanayii AS	Chemicals	5,208,686	5,721,261
				24,779,560
	United Arab Emirates 1.5%
	Agthia Group PJSC	Food Products	1,299,581	1,273,700
	Aramex PJSC	Air Freight & Logistics	10,430,242	11,784,302
				13,058,002
	United States 1.6%
[c]	IMAX Corp.	Entertainment	700,708	14,154,301
	Vietnam 5.4%
	FPT Corp.	Electronic Equipment, Instruments & Components	3,056,198	5,966,832
[c]	Hoa Phat Group JSC	Metals & Mining	18,364,958	18,518,623
	Imexpharm Pharmaceutical JSC	Pharmaceuticals	630,046	1,278,746
[c]	Masan Group Corp.	Food Products	2,374,060	8,455,138
	Vietnam Container Shipping JSC	Marine	1,605,540	2,111,555
	Vincom Retail JSC	Real Estate Management & Development	8,204,082	11,898,647
				48,229,541
	Total Common Stocks (Cost $762,779,302)			846,459,348
	Preferred Stocks 0.8%
	Brazil 0.4%
[f]	Marcopolo SA, 3.117%, pfd.	Machinery	3,636,826	3,642,503
	Chile 0.4%
[f]	Embotelladora Andina SA, 4.019%, pfd., A	Beverages	1,250,500	3,949,773
	Total Preferred Stocks (Cost $6,261,008)			7,592,276
	Total Investments before Short Term Investments (Cost $769,040,310)			854,051,624

	Short Term Investments 5.8%
	Money Market Funds (Cost $33,133,071) 3.8%
	United States 3.8%
[g,h]	Institutional Fiduciary Trust Money Market Portfolio, 2.05%		33,133,071	33,133,071
  |  7

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund  (continued)
		Shares	Value
	Short Term Investments (continued)
	Investments from Cash Collateral Received for Loaned Securities 2.0%
	Money Market Funds (Cost $17,962,311) 2.0%
	United States 2.0%
[g,h]	Institutional Fiduciary Trust Money Market Portfolio, 2.05%	17,962,311	$17,962,311
	Total Investments (Cost $820,135,692) 101.8%		905,147,006
	Other Assets, less Liabilities (1.8)%		(15,933,128)
	Net Assets 100.0%		$889,213,878

See Abbreviations on page 16.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2019 , the value of this security was $5,834,320, representing 0.7% of net assets.
[b]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2019, the aggregate value of these securities was $21,077,969, representing 2.4% of net assets.
[c]Non-income producing.
[d]A portion or all of the security is on loan at June 30, 2019.
[e]See Note 4 regarding holdings of 5% voting securities.
[f]Variable rate security. The rate shown represents the yield at period end.
[g]See Note 5 regarding investments in affiliated management investment companies.
[h]The rate shown is the annualized seven-day effective yield at period end.
  |  8

Templeton Global Investment Trust
Statement of Investments, June 30, 2019 (unaudited)
Templeton Frontier Markets Fund
		Industry	Shares	Value
	Common Stocks 92.5%
	Argentina 4.4%
	Banco BBVA Argentina SA, ADR	Banks	56,791	$642,874
	Grupo Financiero Galicia SA, ADR	Banks	19,111	678,440
	YPF Sociedad Anonima, D, ADR	Oil, Gas & Consumable Fuels	73,879	1,345,337
				2,666,651
	Bangladesh 4.0%
	Beximco Pharmaceuticals Ltd.	Pharmaceuticals	807,271	783,434
[a]	Brac Bank Ltd.	Banks	2,081,464	1,645,562
				2,428,996
	Colombia 1.8%
	Grupo Nutresa SA	Food Products	142,978	1,113,386
	Egypt 11.5%
	Commercial International Bank Egypt SAE	Banks	279,429	1,221,456
	Egypt Kuwait Holding Co. SAE	Chemicals	532,432	712,926
[b]	Egyptian Financial Group-Hermes Holding Co.	Capital Markets	881,326	907,713
[a]	Global Telecom Holding SAE	Wireless Telecommunication Services	10,175,576	2,930,810
	Juhayna Food Industries	Food Products	2,013,599	1,244,332
				7,017,237
	Kazakhstan 1.1%
[a,c]	Halyk Savings Bank of Kazakhstan JSC, GDR, Reg S	Banks	52,461	676,747
	Kenya 3.3%
	East African Breweries Ltd.	Beverages	215,709	417,297
	KCB Group Ltd.	Banks	2,449,199	909,327
	Safaricom PLC	Wireless Telecommunication Services	2,534,665	693,411
				2,020,035
	Kuwait 13.8%
	Agility Public Warehousing Co. KSC	Air Freight & Logistics	74,702	189,063
	Gulf Bank KSCP	Banks	1,387,985	1,385,927
[b]	Human Soft Holding Co. KSC	Diversified Consumer Services	180,369	1,813,497
[b]	Mezzan Holding Co.	Food Products	293,331	599,325
	National Bank of Kuwait SAKP	Banks	1,381,031	4,450,975
				8,438,787
	Nigeria 3.0%
	Guaranty Trust Bank PLC	Banks	7,296,088	665,894
	UAC of Nigeria PLC	Food Products	15,680,314	287,090
	Zenith Bank PLC	Banks	16,600,551	911,814
				1,864,798
	Pakistan 1.1%
	MCB Bank Ltd.	Banks	13,000	13,716
	United Bank Ltd.	Banks	753,900	681,225
				694,941
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  9

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Frontier Markets Fund  (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Peru 6.5%
	Alicorp SA	Food Products	295,011	$926,844
[c]	InRetail Peru Corp., Reg S	Food & Staples Retailing	54,012	2,107,548
	Intercorp Financial Services Inc.	Banks	20,629	938,620
				3,973,012
	Philippines 16.4%
	Ayala Corp.	Industrial Conglomerates	63,730	1,112,134
	BDO Unibank Inc.	Banks	752,830	2,057,314
	International Container Terminal Services Inc.	Transportation Infrastructure	619,900	1,771,489
	Metropolitan Bank & Trust Co.	Banks	1,145,948	1,593,769
	Puregold Price Club Inc.	Food & Staples Retailing	1,516,500	1,330,601
	Robinsons Retail Holdings Inc.	Food & Staples Retailing	862,360	1,245,650
	Wilcon Depot Inc.	Specialty Retail	2,686,255	880,911
				9,991,868
	Romania 1.3%
	OMV Petrom SA	Oil, Gas & Consumable Fuels	8,105,297	770,428
	Saudi Arabia 6.6%
[a]	Arabian Centres Co. Ltd.	Real Estate Management & Development	187,322	1,291,170
	Mouwasat Medical Services Co.	Health Care Providers & Services	28,500	683,945
	Samba Financial Group	Banks	61,587	585,440
	Saudi Co. for Hardware LLC	Specialty Retail	36,552	662,757
	United Electronics Co.	Specialty Retail	43,795	788,247
				4,011,559
	Senegal 1.2%
	Sonatel	Diversified Telecommunication Services	25,221	722,502
	South Africa 0.4%
	Old Mutual Ltd.	Insurance	152,420	229,360
	Sri Lanka 0.7%
	Hatton National Bank PLC	Banks	651,968	461,364
	Ukraine 1.0%
[c]	MHP SE, GDR, Reg S	Food Products	58,377	589,608
	United Arab Emirates 3.1%
	Aramex PJSC	Air Freight & Logistics	1,086,918	1,254,654
	DP World PLC	Transportation Infrastructure	20,857	337,675
	Emirates NBD PJSC	Banks	98,667	304,880
				1,897,209
	Vietnam 10.8%
	Binh Minh Plastics JSC	Building Products	570,877	1,043,525
	FPT Corp.	Electronic Equipment, Instruments & Components	98,948	193,183
[a]	Hoa Phat Group JSC	Metals & Mining	1,489,059	1,501,518
	Imexpharm Pharmaceutical JSC	Pharmaceuticals	224,678	456,008
[a]	Masan Group Corp.	Food Products	320,860	1,142,733
	Vietnam Container Shipping JSC	Marine	221,268	291,005
[a]	Vietnam Technological and Commercial Joint Stock Bank	Banks	902,000	787,629
  |  10

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Frontier Markets Fund  (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Vietnam (continued)
	Vincom Retail JSC	Real Estate Management & Development	834,940	$1,210,941
				6,626,542
	Zimbabwe 0.5%
[d]	Delta Corp. Ltd.	Beverages	882,385	303,954
	Total Common Stocks (Cost $55,500,301)			56,498,984
	Preferred Stocks 5.6%
	Colombia 5.6%
[e]	Banco Davivienda SA, 2.026%, pfd.	Banks	113,040	1,424,170
[e]	Bancolombia SA, 2.614%, ADR, pfd.	Banks	39,883	2,035,629
	Total Preferred Stocks (Cost $3,241,101)			3,459,799
	Total Investments before Short Term Investments (Cost $58,741,402)			59,958,783

	Short Term Investments (Cost $1,580,113) 2.6%
	Money Market Funds 2.6%
	United States 2.6%
[f,g]	Institutional Fiduciary Trust Money Market Portfolio, 2.05%		1,580,113	1,580,113
	Total Investments (Cost $60,321,515) 100.7%			61,538,896
	Other Assets, less Liabilities (0.7)%			(452,527)
	Net Assets 100.0%			$61,086,369

See Abbreviations on page 16.
[a]Non-income producing.
[b]A portion of the security purchased on a delayed delivery basis.
[c]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2019, the aggregate value of these securities was $3,373,903, representing 5.6% of net assets.
[d]Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
[e]Variable rate security. The rate shown represents the yield at period end.
[f]See Note 5 regarding investments in affiliated management investment companies.
[g]The rate shown is the annualized seven-day effective yield at period end.
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Templeton Global Investment Trust
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of five separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
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Templeton Global Investment Trust
Notes to Statements of Investments (unaudited)
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3.  CONCENTRATION OF RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. Such risks may be greater when investing in emerging markets securities, of which frontier markets are a sub-set, due to underdeveloped legal, business, political or other frameworks necessary to support securities markets. Frontier markets generally have smaller economies and magnify the risks of investing in developing markets and may include the potential for extreme price volatility, government ownership, protectionist measures and unsettled securities laws. In addition, certain foreign securities may not be as liquid as U.S. securities, or may have restrictions or delays in repatriation into U.S. dollars.
Zimbabwe adopted the U.S. dollar as its official currency in 2009 after a period of severe hyperinflation and economic decline. Since that time, the economy has continued to struggle and despite the government’s issuance of bond notes in August 2017, liquidity conditions have continued to be challenged. In February 2019, Zimbabwe redenominated its currency from the U.S. dollar to the Zimbabwe dollar. The interbank market has not been established as expected and trading in the Zimbabwean dollar has not been formalized. Repatriation continues to be challenging. Currency restrictions and other concerns have led investors to seek alternative stores of value, causing severe inflationary pressures and extreme price volatility. These economic conditions could affect the value of the Fund’s portfolio. At June 30, 2019, the Fund had 0.5% of its net assets invested in Zimbabwe.
4.  HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended June 30, 2019, investments in “affiliated companies” were as follows:
Name of Issuer	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Templeton Emerging Markets Small Cap Fund
Non-Controlled Affiliates
Pinar Sut Mamulleri Sanayii AS	$3,542,439	$ —	$(342,691)	$(2,104,723)	$2,078,140	$3,173,165	2,697,982	$167,453
Reysas Gayrimenkul Yatirim Ortakligi AS	3,843,668	—	—	—	(533,107)	3,310,561	24,575,397	—
Total Affiliated Securities (Value is 0.7% of Net Assets)	$7,386,107	$ —	$(342,691)	$(2,104,723)	$1,545,033	$6,483,726		$167,453
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Templeton Global Investment Trust
Notes to Statements of Investments (unaudited)
5.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended June 30, 2019, investments in affiliated management investment companies were as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Templeton Dynamic Equity Fund
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 2.05%	$491,859	$787,856	$(344,658)	$ —	$ —	$935,057	935,057	$4,312
Templeton Emerging Markets Small Cap Fund
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 2.05%	$30,542,529	$44,456,421	$(41,865,879)	$ —	$ —	$33,133,071	33,133,071	$176,032
								Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 2.05%	8,321,720	18,100,022	(8,459,431)	—	—	17,962,311	17,962,311	57,044
Total Affiliated Securities	$38,864,249	$62,556,443	$(50,325,310)	$ —	$ —	$51,095,382		$233,076
Templeton Frontier Markets Fund
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 2.05%	$2,357,813	$6,630,965	$(7,408,665)	$ —	$ —	$1,580,113	1,580,113	$8,932
6.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
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Templeton Global Investment Trust
Notes to Statements of Investments (unaudited)
A summary of inputs used as of June 30, 2019, in valuing the Funds’ assets carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Templeton Dynamic Equity Fund
Assets:
Investments in Securities:[a]
Equity Investments	$8,366,872	$—	$—	$8,366,872
Short Term Investments	935,057	—	—	935,057
Total Investments in Securities	$9,301,929	$ —	$ —	$9,301,929
Templeton Emerging Markets Small Cap Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$854,051,624	$—	$—	$854,051,624
Short Term Investments	51,095,382	—	—	51,095,382
Total Investments in Securities	$905,147,006	$ —	$ —	$905,147,006
Templeton Frontier Markets Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
South Africa	$—	$229,360	$—	$229,360
Zimbabwe	—	—	303,954	303,954
All Other Equity Investments	59,425,469	—	—	59,425,469
Short Term Investments	1,580,113	—	—	1,580,113
Total Investments in Securities	$61,005,582	$229,360	$303,954	$61,538,896
Other Financial Instruments:
Restricted currency	$ —	$ —	$20,234	$20,234

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common and preferred stocks.
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliation of assets for the three months ended June 30, 2019, is as follows:
	Balance at Beginning of Period	Purchases	Sales	Transfer Into/ (out of) Level 3	Cost Basis Adjustments	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Templeton Frontier Markets Fund
Assets:
Investments in Securities:
Equity Investments:
Zimbabwe	$985,898	$—	$(565,177)	$—	$—	$(333,366)	$216,599	$303,954	$(92,848)
Other Financial Instruments:
Restricted currency	$28,423	$309,942	$(292,328)	$—	$—	$(12,252)	$(13,551)	$20,234	$(19,682)
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Templeton Global Investment Trust
Notes to Statements of Investments (unaudited)
6.  FAIR VALUE MEASUREMENTS  (continued)
Significant unobservable valuation inputs for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of June 30, 2019, are as follows:
Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount	Impact to Fair Value if Input Increases[a]
Assets:
Investments in Securities:
Equity Investments:
Zimbabwe	$303,954	Market Comparables	Implied foreign exchange rate[b]	9.9	Decrease[c]
Other Financial Instruments:
Restricted currency	20,234	Market Comparables	Implied foreign exchange rate[b]	9.9	Decrease[c]
Total	$324,188
aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bVarious forms of currency exist within Zimbabwe, including the Zimbabwe dollar and several alternative forms of currency (electronic cash and bonds notes). These alternative forms of currency are not directly fungible with U.S. dollars and therefore an implied foreign exchange rate is necessary to translate the values into the U.S. dollars equivalent.
cRepresents a significant impact to fair value and net assets.
7.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure, except for the following:
On July 17, 2019, the Board approved a proposal to liquidate Templeton Dynamic Equity Fund and Templeton Frontier Markets Fund. Templeton Dynamic Equity Fund is scheduled to liquidate on or about August 28, 2019. Effective August 19, 2019, Templeton Frontier Markets Fund was closed to all new investors. Templeton Frontier Markets Fund is anticipated to liquidate prior to the March 31, 2020 fiscal year end.
ABBREVIATIONS
Selected Portfolio
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
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